Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets and goodwill	€ 24,729	€ 25,155
Property, plant and equipment	202,904	204,946
Right-of-use assets	38,082	39,706
Other assets	1,514	1,514
Deferred tax assets	5,938	5,092
Total non-current assets	273,167	276,412
Current assets
Assets held for sale	1,529	1,597
Inventories	541	541
Trade receivables	1,870	14,077
Contract assets	2,092	2,764
Other financial assets	3,756	3,622
Prepaid expenses and other assets	14,179	16,271
Current tax assets	6,802	5,794
Cash and cash equivalents	438,331	481,748
Total current assets	469,100	526,414
Total assets	742,267	802,827
Equity
Issued capital	27,019	26,921
Capital reserve	2,075,624	2,073,444
Accumulated deficit	(1,455,880)	(1,403,796)
Other comprehensive income	(74)	39
Total equity	646,689	696,608
Non-current liabilities
Lease liabilities	32,182	33,644
Deferred tax liabilities	227	227
Other liabilities	1,880
Total non-current liabilities	34,289	33,871
Current liabilities
Lease liabilities	5,198	5,321
Trade and other payables	9,428	17,272
Provisions	1,856	1,956
Other liabilities	26,392	29,545
Income taxes payable	18,415	18,254
Total current liabilities	61,290	72,348
Total liabilities	95,578	106,219
Total equity and liabilities	€ 742,267	€ 802,827